American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND * MID CAP
VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND * REAL ESTATE
FUND * SMALL CAP VALUE FUND * VALUE FUND

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Supplement dated March 10, 2008 * Statement of Additional Information dated
September 26, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR SMALL CAP VALUE ON
PAGE 48 OF THE SAI.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                                                                      OTHER ACCOUNTS
                                                                                      (E.G., SEPARATE
                                    REGISTERED INVESTMENT   OTHER POOLED              ACCOUNTS AND
                                    COMPANIES (E.G., OTHER  INVESTMENT VEHICLES       CORPORATE ACCOUNTS,
                                    AMERICAN CENTURY FUNDS  (E.G., COMMINGLED TRUSTS  INCLUDING INCUBATION
                                    AND AMERICAN CENTURY -  AND 529 EDUCATION         STRATEGIES AND
                                    SUBADVISED FUNDS)       SAVINGS PLANS)            CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------------------------------------
Benjamin Z. Giele Number of Other   1                       0                         4
                  Accounts Managed
                  -----------------------------------------------------------------------------------------
                  Assets in Other   $83,242,829             N/A                       $203,512,099
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------
James Pitman(1)   Number of Other   1                       0                         3
                  Accounts Managed
                  -----------------------------------------------------------------------------------------
                  Assets in Other   $60,886,565             N/A                       $140,427,318
                  Accounts Managed
-----------------------------------------------------------------------------------------------------------

(1)  MR. PITMAN BECAME A PORTFOLIO MANAGER FOR THE FUND ON MARCH 4, 2008.
     INFORMATION IS PROVIDED AS OF THAT DATE.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES ENTRY FOR SMALL CAP VALUE ON
PAGE 51 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Small Cap Value Fund
           Benjamin Giele           E
--------------------------------------------------------------------------------
           James Pitman(1)          E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. PITMAN BECAME A PORTFOLIO MANAGER FOR THE FUND ON MARCH 4, 2008.
     INFORMATION IS PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59627 0803